UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 28, 2014

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 102.2%
Bank Notes — 1.5%
Bank of America N.A.	0.000%	6/13/14	$345,000,000	$345,000,000	(a)
U.S. Bank North America	0.090%	4/1/14	900,000,000	900,000,000
Total Bank Notes				1,245,000,000
Certificates of Deposit — 34.9%
Bank of Montreal	0.160%	3/3/14	43,000,000	43,000,167
Bank of Montreal	0.170%	3/4/14	230,000,000	230,000,000
Bank of Montreal	0.170%	3/17/14	300,000,000	300,000,000
Bank of Montreal	0.170%	5/12/14	467,000,000	467,000,000
Bank of Montreal	0.160%	5/16/14	97,000,000	96,999,998
Bank of Montreal	0.170%	5/20/14	447,000,000	447,000,000
Bank of Montreal	0.242%	6/12/14	100,000,000	100,000,000	(b)
Bank of Montreal	0.220%	8/14/14	245,000,000	245,000,000
Bank of Nova Scotia	0.230%	3/3/14	250,000,000	250,000,000
Bank of Nova Scotia	0.220%	3/17/14	275,000,000	275,000,000
Bank of Nova Scotia	0.220%	5/19/14	140,000,000	139,998,466
Bank of Nova Scotia	0.270%	7/21/14	385,000,000	385,000,000
Bank of Nova Scotia	0.220%	8/14/14	246,000,000	246,000,000
Bank of Nova Scotia	0.220%	8/15/14	230,800,000	230,805,340
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	3/26/14	100,000,000	100,001,729
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	5/12/14	250,000,000	250,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	5/16/14	225,000,000	225,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	7/15/14	362,000,000	362,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	7/22/14	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	7/23/14	375,000,000	375,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	7/28/14	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	8/7/14	391,000,000	391,000,000
BNP Paribas NY Branch	0.270%	3/7/14	250,000,000	250,000,000
BNP Paribas NY Branch	0.310%	3/24/14	447,000,000	447,000,000
BNP Paribas NY Branch	0.320%	6/9/14	250,000,000	250,000,000
BNP Paribas NY Branch	0.340%	8/7/14	350,000,000	350,000,000
BNP Paribas NY Branch	0.300%	8/8/14	220,000,000	220,000,000
Canadian Imperial Bank of Commerce	0.244%	6/13/14	100,000,000	100,000,000	(b)
Canadian Imperial Bank of Commerce	0.259%	7/15/14	445,000,000	445,000,000	(b)
Canadian Imperial Bank of Commerce	0.060%	3/5/14	900,000,000	900,000,000
Citibank N.A.	0.250%	5/14/14	500,000,000	500,000,000
Credit Agricole Corp.	0.270%	3/12/14	350,000,000	350,000,000
Credit Agricole Corp.	0.270%	5/7/14	157,000,000	157,000,000

See Notes to Financial Statements.

22	Liquid Reserves Portfolio 2014 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Credit Agricole Corp.	0.270%	6/4/14	$480,000,000	$480,000,000
Credit Agricole Corp.	0.270%	6/5/14	199,600,000	199,600,000
Credit Agricole Corp.	0.270%	6/9/14	375,000,000	375,000,000
Credit Suisse NY	0.260%	4/22/14	140,000,000	140,002,008
Credit Suisse NY	0.446%	1/7/15	250,000,000	250,000,000	(b)
Deutsche Bank AG NY	0.240%	5/29/14	150,000,000	150,000,000
Deutsche Bank AG NY	0.250%	6/25/14	154,000,000	154,000,000
DnB Bank ASA	0.060%	3/5/14	100,000,000	100,000,000
DnB NOR Bank ASA	0.150%	3/10/14	75,000,000	75,000,937
DnB NOR Bank ASA	0.220%	5/12/14	400,000,000	399,996,005
DnB NOR Bank ASA	0.220%	7/17/14	150,000,000	149,997,128
DnB NOR Bank ASA	0.220%	7/28/14	250,000,000	249,994,832
DnB NOR Bank ASA	0.220%	8/13/14	100,000,000	99,997,711
JPMorgan Chase Bank N.A.	0.286%	7/29/14	560,000,000	560,000,000	(b)
JPMorgan Chase Bank N.A.	0.370%	7/30/14	234,000,000	234,000,000
Mizuho Bank Ltd.	0.220%	4/21/14	74,300,000	74,300,000
Mizuho Bank Ltd.	0.220%	4/22/14	497,000,000	497,000,000
Mizuho Bank Ltd.	0.250%	5/7/14	100,000,000	100,000,000
Mizuho Bank Ltd.	0.220%	6/4/14	150,000,000	149,999,999
Mizuho Bank Ltd.	0.250%	7/23/14	500,000,000	500,000,000
National Bank af Canada	0.130%	3/28/14	365,000,000	365,000,000
National Bank of Canada	0.060%	3/14/14	800,000,000	800,000,000
Natixis NY	0.280%	5/7/14	245,000,000	245,000,000
Natixis NY	0.270%	6/3/14	194,000,000	194,000,000
Natixis NY	0.270%	6/18/14	500,000,000	500,000,000
Natixis NY	0.260%	6/24/14	150,000,000	150,000,000
Nordea Bank Finland PLC	0.170%	3/6/14	100,000,000	100,000,139
Nordea Bank Finland PLC	0.215%	8/25/14	115,000,000	115,000,000
Oversea-Chinese Banking Corp. Ltd.	0.240%	3/7/14	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	0.250%	4/22/14	125,000,000	125,000,000
Oversea-Chinese Banking Corp. Ltd.	0.230%	5/12/14	200,000,000	200,000,000
Oversea-Chinese Banking Corp. Ltd.	0.230%	6/2/14	150,000,000	149,999,982
Oversea-Chinese Banking Corp. Ltd.	0.280%	6/16/14	250,000,000	250,000,000
Oversea-Chinese Banking Corp. Ltd.	0.200%	6/18/14	50,000,000	49,998,487
Oversea-Chinese Banking Corp. Ltd.	0.240%	7/3/14	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	0.240%	7/3/14	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	0.240%	8/4/14	75,000,000	75,000,000
Rabobank Nederland NY	0.230%	3/4/14	250,000,000	250,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2014 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Rabobank Nederland NY	0.272%	7/11/14	$495,000,000	$495,000,000	(b)
Rabobank Nederland NY	0.279%	9/3/14	500,000,000	500,000,000	(b)
Royal Bank of Canada	0.270%	6/10/14	75,000,000	75,000,000	(b)
Royal Bank of Canada	0.269%	7/2/14	200,000,000	200,000,000	(b)
Royal Bank of Canada	0.185%	8/18/14	120,000,000	120,000,000	(b)
Skandinaviska Enskilda Banken AB	0.250%	8/12/14	58,000,000	57,999,997
Societe Generale	0.300%	3/10/14	174,000,000	174,000,000
Standard Chartered Bank NY	0.275%	3/28/14	187,000,000	187,000,700
Standard Chartered Bank NY	0.260%	4/8/14	299,000,000	299,000,000
Standard Chartered Bank NY	0.270%	7/7/14	291,000,000	291,000,000
Standard Chartered Bank NY	0.260%	7/21/14	100,000,000	100,000,000
Standard Chartered Bank NY	0.260%	8/25/14	325,000,000	325,000,000
Sumitomo Mitsui Banking Corp.	0.260%	3/17/14	91,000,000	91,000,000
Sumitomo Mitsui Banking Corp.	0.260%	4/22/14	500,000,000	500,000,000
Sumitomo Mitsui Banking Corp.	0.250%	5/19/14	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp.	0.250%	5/27/14	240,000,000	240,000,000
Sumitomo Mitsui Banking Corp.	0.250%	7/7/14	350,000,000	350,000,000
Sumitomo Mitsui Banking Corp.	0.250%	7/21/14	175,000,000	175,000,000
Sumitomo Mitsui Banking Corp.	0.250%	8/11/14	147,000,000	147,000,000
Sumitomo Mitsui Banking Corp.	0.250%	8/18/14	147,000,000	147,000,000
Svenska Handelsbanken AB	0.165%	3/11/14	75,000,000	74,999,896
Svenska Handelsbanken AB	0.220%	3/17/14	235,000,000	235,000,000
Svenska Handelsbanken AB	0.170%	3/19/14	90,000,000	90,000,000
Svenska Handelsbanken AB	0.215%	3/26/14	200,000,000	200,000,694
Svenska Handelsbanken AB	0.225%	4/21/14	525,000,000	525,000,000
Svenska Handelsbanken AB	0.180%	4/23/14	150,000,000	150,000,000
Svenska Handelsbanken AB	0.155%	5/14/14	115,000,000	114,998,818
Svenska Handelsbanken AB	0.205%	7/16/14	150,000,000	150,000,000
Svenska Handelsbanken AB	0.160%	5/21/14	250,000,000	249,999,998
Swedbank AB	0.120%	3/21/14	500,000,000	500,000,000
Swedbank AB	0.130%	3/27/14	485,000,000	485,000,000
Swedbank AB	0.230%	7/28/14	300,000,000	300,000,000
Swedbank AB	0.250%	8/5/14	145,000,000	145,000,000
Toronto Dominion Bank NY	0.120%	3/21/14	295,000,000	295,000,000
Toronto Dominion Bank NY	0.200%	5/19/14	250,000,000	250,000,000
Toronto Dominion Bank NY	0.200%	7/28/14	290,000,000	290,000,000
Wells Fargo Bank N.A.	0.210%	3/6/14	390,000,000	390,000,000
Wells Fargo Bank N.A.	0.210%	3/10/14	200,000,000	200,000,000

See Notes to Financial Statements.

24	Liquid Reserves Portfolio 2014 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Wells Fargo Bank N.A.	0.175%	3/11/14	$100,000,000	$100,002,076	(b)
Wells Fargo Bank N.A.	0.220%	4/21/14	300,000,000	300,000,000
Wells Fargo Bank N.A.	0.200%	5/23/14	300,000,000	300,000,000
Total Certificates of Deposit				28,254,695,107
Certificates of Deposit (Euro) — 0.9%
Standard Chartered Bank	0.400%	10/24/14	750,000,000	750,000,000
Commercial Paper — 39.8%
ANZ National International Ltd.	0.230%	3/6/14	73,000,000	72,997,668	(a)(c)
ANZ National International Ltd.	0.215%	4/1/14	42,000,000	41,992,224	(a)(c)
ANZ National International Ltd.	0.215%	4/2/14	250,000,000	249,952,222	(a)(c)
ANZ National International Ltd.	0.230%	4/21/14	145,000,000	144,952,754	(a)(c)
ANZ National International Ltd.	0.230%	4/29/14	167,000,000	166,937,050	(a)(c)
ANZ National International Ltd.	0.220%	5/6/14	200,000,000	199,919,334	(a)(c)
ASB Finance Ltd.	0.220%	3/31/14	100,000,000	99,981,667	(a)(c)
ASB Finance Ltd.	0.220%	7/16/14	70,000,000	69,941,395	(a)(c)
Bank Nederlandse Gemeenten NV	0.210%	4/22/14	100,000,000	99,969,667	(a)(c)
Bank Nederlandse Gemeenten NV	0.210%	5/5/14	100,000,000	99,962,083	(a)(c)
Bank Nederlandse Gemeenten NV	0.215%	7/2/14	20,000,000	19,985,308	(a)(c)
Bank Nederlandse Gemeenten NV	0.240%	8/4/14	100,000,000	99,896,000	(a)(c)
Bank Nederlandse Gemeenten NV	0.250%	10/22/14	100,000,000	99,836,806	(a)
Bank Nederlandse Gemeenten NV	0.250%	10/27/14	100,000,000	99,833,334	(a)
Bank of Nova Scotia	0.210%	4/30/14	89,500,000	89,468,675	(a)
Bank of Nova Scotia	0.220%	5/20/14	195,765,000	195,669,292	(a)
Bank of Nova Scotia	0.220%	5/22/14	125,000,000	124,937,361	(a)
Bank of Nova Scotia	0.220%	8/18/14	95,000,000	94,901,306	(a)
Barclays U.S. Funding LLC	0.090%	3/3/14	2,275,000,000	2,274,988,625	(a)
Barclays U.S. Funding LLC	0.270%	6/6/14	375,000,000	374,727,187	(a)
BNP Paribas Finance Inc.	0.070%	3/4/14	130,000,000	129,999,241	(a)
BNZ International Funding Ltd.	0.170%	3/11/14	25,000,000	24,998,819	(a)(c)
BNZ International Funding Ltd.	0.150%	4/2/14	70,000,000	69,990,667	(a)(c)
BPCE SA	0.270%	6/2/14	33,000,000	32,976,983	(a)
BPCE SA	0.270%	6/5/14	80,000,000	79,942,400	(a)
Caisse des Depots et Consignations	0.230%	6/26/14	100,000,000	99,925,250	(a)(c)
Caisse des Depots et Consignations	0.200%	8/27/14	50,000,000	49,950,278	(a)
Caisse des Depots et Consignations	0.200%	8/28/14	447,000,000	446,553,000	(a)
Caterpillar Financial Services Corp.	0.070%	3/3/14	300,000,000	299,998,833	(a)
Caterpillar Financial Services Corp.	0.070%	3/5/14	306,900,000	306,897,613	(a)
Coca-Cola Co.	0.140%	4/7/14	160,000,000	159,976,978	(a)(c)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2014 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Coca-Cola Co.	0.205%	5/8/14	$250,000,000	$249,903,195	(a)(c)
Coca-Cola Co.	0.205%	5/9/14	200,000,000	199,921,416	(a)(c)
Commonwealth Bank of Australia	0.155%	3/3/14	125,000,000	124,998,924	(a)(c)
Commonwealth Bank of Australia	0.255%	6/13/14	175,000,000	174,989,630	(b)(c)
Credit Agricole North America Inc.	0.110%	3/3/14	260,000,000	259,998,411	(a)
Credit Suisse NY	0.341%	5/2/14	250,000,000	249,853,611	(a)
Credit Suisse NY	0.321%	6/26/14	345,000,000	344,641,200	(a)
Credit Suisse NY	0.321%	6/27/14	250,000,000	249,737,778	(a)
Credit Suisse NY	0.341%	8/1/14	297,000,000	296,570,835	(a)
Credit Suisse NY	0.341%	9/26/14	400,000,000	399,210,443	(a)
DBS Bank Ltd.	0.230%	3/4/14	100,000,000	99,998,083	(a)(c)
DBS Bank Ltd.	0.220%	5/2/14	100,000,000	99,962,111	(a)(c)
DBS Bank Ltd.	0.230%	8/8/14	50,000,000	49,948,889	(a)
DBS Bank Ltd.	0.230%	8/11/14	200,000,000	199,791,722	(a)
DBS Bank Ltd.	0.235%	8/26/14	100,000,000	99,883,805	(a)
Deutsche Bank Financial LLC	0.300-0.311%	4/30/14	650,000,000	649,670,833	(a)
Deutsche Bank Financial LLC	0.230%	5/29/14	250,000,000	249,857,847	(a)
Deutsche Bank Financial LLC	0.280-0.300%	5/30/14	745,000,000	744,453,499	(a)
DnB Bank ASA	0.235%	8/25/14	250,000,000	249,711,145	(a)
Fortis Funding LLC	0.060%	3/3/14	1,069,000,000	1,068,996,437	(a)
General Electric Capital Corp.	0.050%	3/3/14	121,900,000	121,899,661	(a)
General Electric Capital Corp.	0.200%	4/1/14	297,000,000	296,948,850	(a)
General Electric Capital Corp.	0.200%	6/3/14	50,000,000	49,973,889	(a)
General Electric Capital Corp.	0.200%	7/23/14	165,000,000	164,868,000	(a)
General Electric Co.	0.050%	3/3/14	220,000,000	219,999,389	(a)
HSBC Bank PLC	0.289%	3/3/14	200,000,000	200,000,000	(b)(c)
HSBC Bank PLC	0.275%	6/20/14	245,000,000	245,000,000	(b)(c)
HSBC Bank PLC	0.276%	12/2/14	165,000,000	164,652,125	(a)(c)
HSBC Bank PLC	0.291%	1/23/15	250,000,000	249,339,445	(a)(c)
HSBC Bank PLC	0.261%	2/27/15	50,000,000	49,869,639	(a)
HSBC USA Inc.	0.240%	8/18/14	192,000,000	191,782,400	(a)
HSBC USA Inc.	0.250%	8/25/14	250,000,000	249,692,708	(a)
ING U.S. Funding LLC	0.341%	3/7/14	102,150,000	102,144,211	(a)
ING U.S. Funding LLC	0.336%	3/10/14	97,500,000	97,491,834	(a)
ING U.S. Funding LLC	0.290-0.346%	3/11/14	300,000,000	299,971,250	(a)
ING U.S. Funding LLC	0.290-0.346%	3/11/14	97,000,000	96,992,186	(a)
ING U.S. Funding LLC	0.341%	3/12/14	197,000,000	196,979,534	(a)
ING U.S. Funding LLC	0.290%	3/14/14	100,000,000	99,989,528	(a)

See Notes to Financial Statements.

26	Liquid Reserves Portfolio 2014 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
ING U.S. Funding LLC	0.331-0.341%	3/17/14	$146,000,000	$145,978,369	(a)
ING U.S. Funding LLC	0.300-0.325%	3/18/14	131,015,000	130,995,802	(a)
ING U.S. Funding LLC	0.220%	4/9/14	178,780,000	178,737,390	(a)
ING U.S. Funding LLC	0.326%	4/11/14	300,000,000	299,888,958	(a)
ING U.S. Funding LLC	0.300%	4/21/14	52,775,000	52,752,571	(a)
ING U.S. Funding LLC	0.305%	5/16/14	150,000,000	149,903,417	(a)
ING U.S. Funding LLC	0.310%	8/1/14	48,675,000	48,610,871	(a)
ING U.S. Funding LLC	0.310%	8/5/14	50,000,000	49,932,403	(a)
JPMorgan Securities LLC	0.300%	4/21/14	300,000,000	299,872,500	(a)(c)
JPMorgan Securities LLC	0.300%	5/23/14	245,000,000	244,830,541	(a)(c)
JPMorgan Securities LLC	0.300%	6/16/14	195,000,000	194,826,125	(a)(c)
JPMorgan Securities LLC	0.401%	8/12/14	36,925,000	36,857,714	(a)(c)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.100%	3/18/14	70,000,000	69,996,694	(a)
Mizuho Bank Ltd.	0.265%	4/23/14	400,000,000	399,843,944	(a)(c)
Natexis Banques Populaires U.S.	0.090%	3/3/14	370,000,000	369,998,150	(a)
Natexis Banques Populaires U.S.	0.265%	5/5/14	420,000,000	419,799,041	(a)
National Australia Funding	0.130%	3/31/14	150,000,000	149,983,750	(a)(c)
Nestle Finance International Ltd.	0.120%	5/29/14	100,000,000	99,971,000	(a)
Nordea Bank AB	0.090%	3/6/14	21,100,000	21,099,736	(a)
Nordea Bank AB	0.220%	3/24/14	100,000,000	99,985,944	(a)(c)
Nordea Bank AB	0.220%	3/25/14	193,000,000	192,971,693	(a)
Nordea Bank AB	0.220%	3/25/14	50,000,000	49,992,667	(a)
Nordea Bank AB	0.175%	3/27/14	100,000,000	99,987,361	(a)(c)
Nordea Bank AB	0.175%	4/3/14	200,000,000	199,967,917	(a)(c)
Nordea Bank AB	0.225%	6/24/14	100,000,000	99,928,125	(a)(c)
NRW Bank	0.125-0.130%	3/21/14	1,350,000,000	1,349,904,652	(a)
NRW Bank	0.130%	3/27/14	600,000,000	599,943,667	(a)
Oversea-Chinese Banking Corp. Ltd.	0.070%	3/6/14	200,000,000	200,000,000
Oversea-Chinese Banking Corp. Ltd.	0.240%	4/2/14	88,050,000	88,031,216	(a)
Oversea-Chinese Banking Corp. Ltd.	0.200%	4/3/14	50,000,000	49,990,833	(a)
Oversea-Chinese Banking Corp. Ltd.	0.240%	4/8/14	200,000,000	199,949,333	(a)
Oversea-Chinese Banking Corp. Ltd.	0.250%	4/23/14	200,000,000	199,926,389	(a)
Oversea-Chinese Banking Corp. Ltd.	0.240%	7/14/14	50,000,000	49,955,000	(a)
Oversea-Chinese Banking Corp. Ltd.	0.240%	7/22/14	100,000,000	99,904,666	(a)
Prudential PLC	0.300%	3/12/14	140,000,000	139,987,167	(a)(c)
Prudential PLC	0.300%	4/11/14	100,000,000	99,965,833	(a)(c)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2014 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Prudential PLC	0.245%	8/22/14	$92,500,000	$92,390,465	(a)
Prudential PLC	0.260%	8/26/14	32,200,000	32,158,605	(a)
Rabobank USA Finance Corp.	0.230%	7/9/14	435,000,000	434,638,708	(a)
Reckitt Benckiser Treasury	0.250%	3/4/14	32,800,000	32,799,317	(a)(c)
Reckitt Benckiser Treasury	0.402%	4/17/14	73,500,000	73,461,617	(a)(c)
Reckitt Benckiser Treasury	0.381%	5/14/14	35,070,000	35,042,606	(a)(c)
Reckitt Benckiser Treasury	0.381%	5/16/14	35,000,000	34,971,922	(a)(c)
Reckitt Benckiser Treasury	0.381%	5/21/14	46,250,000	46,210,456	(a)(c)
Reckitt Benckiser Treasury	0.301%	7/1/14	75,000,000	74,923,750	(a)(c)
Reckitt Benckiser Treasury	0.371%	9/23/14	50,000,000	49,894,139	(a)(c)
Reckitt Benckiser Treasury	0.371%	9/25/14	25,000,000	24,946,556	(a)(c)
Skandinaviska Enskilda Banken AB	0.280%	4/29/14	50,000,000	49,977,056	(a)(c)
Skandinaviska Enskilda Banken AB	0.280%	5/5/14	83,050,000	83,008,014	(a)(c)
Skandinaviska Enskilda Banken AB	0.270%	6/6/14	500,000,000	499,636,250	(a)(c)
Skandinaviska Enskilda Banken AB	0.230%	6/10/14	309,850,000	309,650,060	(a)(c)
Skandinaviska Enskilda Banken AB	0.265%	7/1/14	300,000,000	299,730,583	(a)(c)
Skandinaviska Enskilda Banken AB	0.275%	3/24/14	300,000,000	299,947,292	(a)(c)
Skandinaviska Enskilda Banken AB	0.265-0.275%	7/2/14	360,000,000	359,670,633	(a)(c)
Societe Generale N.A.	0.305%	3/21/14	50,000,000	49,991,528	(a)
Societe Generale N.A.	0.220%	5/1/14	250,100,000	250,006,768	(a)
Societe Generale N.A.	0.275-0.361%	6/2/14	1,080,000,000	1,079,101,658	(a)
Sumitomo Mitsui Banking Corp.	0.250%	7/16/14	100,000,000	99,904,861	(a)(c)
Svenska Handelsbanken Inc.	0.220%	4/25/14	100,000,000	99,966,389	(a)(c)
Swedbank AB	0.240%	5/13/14	200,000,000	199,902,667	(a)
Swedbank AB	0.240%	5/14/14	150,000,000	149,926,000	(a)
Swedbank AB	0.250%	8/18/14	175,000,000	174,793,404	(a)
Total Capital SA	0.050%	3/3/14	725,000,000	724,997,984	(a)
Toyota Motor Credit Corp.	0.250%	3/4/14	230,000,000	229,995,208	(a)
Toyota Motor Credit Corp.	0.250%	6/24/14	250,000,000	249,800,348	(a)
Toyota Motor Credit Corp.	0.250%	6/25/14	200,000,000	199,838,889	(a)
Toyota Motor Credit Corp.	0.250%	6/25/14	85,000,000	84,931,528	(a)
United Overseas Bank Ltd.	0.220%	3/10/14	29,000,000	28,998,405	(a)(c)
United Overseas Bank Ltd.	0.230%	3/25/14	50,000,000	49,992,333	(a)(c)
United Overseas Bank Ltd.	0.250%	4/22/14	100,000,000	99,963,889	(a)(c)
United Overseas Bank Ltd.	0.240%	5/14/14	200,000,000	199,901,333	(a)(c)
United Overseas Bank Ltd.	0.170%	5/21/14	28,000,000	27,989,290	(a)
United Overseas Bank Ltd.	0.170%	5/27/14	200,000,000	199,917,834	(a)
United Overseas Bank Ltd.	0.210%	6/17/14	32,000,000	31,979,840	(a)

See Notes to Financial Statements.

28	Liquid Reserves Portfolio 2014 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
United Overseas Bank Ltd.	0.190%	6/25/14	$100,000,000	$99,938,778	(a)
United Overseas Bank Ltd.	0.230%	7/7/14	200,000,000	199,836,444	(a)(c)
United Overseas Bank Ltd.	0.240%	7/24/14	100,000,000	99,903,333	(a)(c)
United Overseas Bank Ltd.	0.250%	7/28/14	100,000,000	99,896,528	(a)(c)
United Overseas Bank Ltd.	0.250%	7/29/14	100,000,000	99,895,833	(a)
United Overseas Bank Ltd.	0.250%	7/29/14	50,000,000	49,947,917	(a)
USAA Capital Corp.	0.050%	3/3/14	100,000,000	99,999,722	(a)
Westpac Banking Corp.	0.140%	3/24/14	150,000,000	149,986,583	(a)(c)
Westpac Banking Corp.	0.140%	3/26/14	210,000,000	209,979,583	(a)(c)
Westpac Banking Corp.	0.140%	3/27/14	130,000,000	129,986,856	(a)(c)
Westpac Banking Corp.	0.140-0.145%	3/28/14	200,000,000	199,978,625	(a)(c)
Westpac Banking Corp.	0.230%	7/30/14	395,000,000	394,618,934	(a)(c)
Westpac Banking Corp.	0.261%	11/24/14	320,000,000	319,380,622	(a)(c)
Westpac Banking Corp.	0.261%	11/25/14	200,000,000	199,611,445	(a)(c)
Total Commercial Paper				32,183,945,310
Corporate Bonds & Notes — 0.8%
HSBC USA Inc., Senior Notes	2.375%	2/13/15	86,250,000	87,877,567
JPMorgan Chase Bank N.A.	0.322%	1/7/15	300,000,000	300,000,000	(b)
Wells Fargo Bank N.A.	0.346%	1/22/15	275,000,000	275,000,000	(b)
Total Corporate Bonds & Notes				662,877,567
Medium-Term Notes — 0.3%
Wells Fargo Bank N.A.	0.335%	1/20/15	250,000,000	250,000,000	(b)
Supranationals/Sovereigns — 0.3%
European Investment Bank	0.060%	3/7/14	200,000,000	199,997,999	(a)
Time Deposits — 17.9%
Bank of Tokyo Mitsubishi	0.060%	3/3/14	1,275,000,000	1,275,000,000
Branch Banking & Trust Co.	0.050%	3/4/14	465,000,000	465,000,000
CIBC Grand Cayman	0.050%	3/4/14	960,000,000	960,000,000
CIBC Grand Cayman	0.050%	3/4/14	775,000,000	775,000,000
Credit Agricole	0.110%	3/3/14	1,059,000,000	1,059,000,000
DnB NOR Bank ASA	0.060%	3/3/14	1,910,000,000	1,910,000,000
Fortis Bank Grand Cayman	0.060%	3/3/14	164,716,000	164,716,000
National Bank of Canada	0.050%	3/4/14	750,000,000	750,000,000
Natixis Grand Cayman	0.090%	3/3/14	880,000,000	880,000,000
Nordea Finland Grand Cayman	0.050%	3/3/14	2,259,000,000	2,259,000,000
Skandinaviska Enskilda Cayman	0.060%	3/3/14	1,280,000,000	1,280,000,000
Standard Chartered Bank NY	0.060%	3/3/14	87,484,000	87,484,000
Svenska Handelsbanken Grand Cayman	0.060%	3/3/14	1,360,000,000	1,360,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2014 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Time Deposits — continued
Swedbank Grand Cayman	0.060%	3/3/14	$1,276,000,000	$1,276,000,000
Total Time Deposits				14,501,200,000
U.S. Government Agencies — 1.5%
Federal Home Loan Bank (FHLB)	0.140%	4/15/14	175,000,000	174,995,292
Federal Home Loan Bank (FHLB)	0.170%	4/17/14	249,350,000	249,342,888
Federal Home Loan Bank (FHLB)	0.010%	6/6/14	230,000,000	229,915,098
Federal Home Loan Bank (FHLB), Discount Notes	0.010%	3/26/14	550,000,000	549,961,806
Total U.S. Government Agencies				1,204,215,084
U.S. Treasury Notes — 1.2%
U.S. Treasury Notes	2.375%	9/30/14	111,270,000	112,717,477
U.S. Treasury Notes	0.090%	1/31/16	849,500,000	849,372,440	(b)
Total U.S. Treasury Notes				962,089,917
Repurchase Agreements — 3.1%
Bank of America Corp. repurchase agreement dated 2/28/14; Proceeds at maturity — $610,010,675; (Fully collateralized by various corporate bonds and notes, 0.446% to 9.375% due 3/3/14 to 1/22/2114; Market value — $650,045,340)	0.210%	3/3/14	610,000,000	610,000,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 2/28/14; Proceeds at maturity — $1,900,007,917; (Fully collateralized by U.S. government obligations, 3.125% due 2/15/42; Market value — $1,900,007,921)	0.050%	3/3/14	1,900,000,000	1,900,000,000
Total Repurchase Agreements				2,510,000,000
Total Investments — 102.2% (Cost — $82,724,020,984#)				82,724,020,984
Liabilities in Excess of Other Assets — (2.2)%				(1,754,127,811)
Total Net Assets — 100.0%				$80,969,893,173

(a)	Rate shown represents yield-to-maturity.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

30	Liquid Reserves Portfolio 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2014

Assets:
Investments, at value	$82,724,020,984
Cash	511
Interest receivable	15,444,252
Total Assets	82,739,465,747

Liabilities:
Payable for securities purchased	1,762,835,188
Investment management fee payable	5,598,788
Accrued expenses	1,138,598
Total Liabilities	1,769,572,574
Total Net Assets	$80,969,893,173

Represented by:
Paid-in-Capital	$80,969,893,173

See Notes to Financial Statements.

Liquid Reserves Portfolio 2014 Semi-Annual Report	31

Statement of operations (unaudited)

For the Six Months Ended February 28, 2014

Investment Income:
Interest	$74,789,392

Expenses:
Investment management fee (Note 2)	37,535,160
Fund accounting fees	1,818,286
Trustees’ fees	569,274
Legal fees	475,905
Custody fees	284,482
Audit and tax	21,801
Miscellaneous expenses	49,827
Total Expenses	40,754,735
Less: Fee waivers and/or expense reimbursements (Note 2)	(3,219,576)
Net Expenses	37,535,159
Net Investment Income	37,254,233
Net Realized Gain on Investments	679,830
Increase in Net Assets from Operations	$37,934,063

See Notes to Financial Statements.

32	Liquid Reserves Portfolio 2014 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2014 (unaudited) and the Year Ended August 31, 2013	2014	2013

Operations:
Net investment income	$37,254,233	$122,543,208
Net realized gain	679,830	1,998,799
Increase in Net Assets From Operations	37,934,063	124,542,007

Capital Transactions:
Proceeds from contributions	58,509,000,302	128,254,029,681
Value of withdrawals	(51,152,582,577)	(115,929,906,090)
Increase in Net Assets From Capital Transactions	7,356,417,725	12,324,123,591
Increase in Net Assets	7,394,351,788	12,448,665,598

Net Assets:
Beginning of period	73,575,541,385	61,126,875,787
End of period	$80,969,893,173	$73,575,541,385

See Notes to Financial Statements.

Liquid Reserves Portfolio 2014 Semi-Annual Report	33

Financial highlights

For the years ended August 31, unless otherwise noted:
	2014[1]		2013	2012	2011	2010	2009

Net assets, end of period (millions)	$80,970		$73,576	$61,127	$38,040	$35,675	$34,797
Total return[2]	0.05%		0.17%	0.23%	0.27%	0.28%	1.57%[3]

Ratios to average net assets:
Gross expenses	0.11%[4]		0.11%	0.11%	0.11%	0.10%	0.11%
Net expenses[5,6,7]	0.10	[4]	0.10	0.10	0.10	0.10	0.10
Net investment income	0.10	[4]	0.17	0.23	0.27	0.27	1.67

[1]	For the six months ended February 28, 2014 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[4]	Annualized.

[5]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

34	Liquid Reserves Portfolio 2014 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Liquid Reserves Portfolio 2014 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$82,724,020,984	—	$82,724,020,984

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market

36	Liquid Reserves Portfolio 2014 Semi-Annual Report

conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2014, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2014, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

Liquid Reserves Portfolio 2014 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

During the six months ended February 28, 2014, fees waived and/or expenses reimbursed amounted to $3,219,576.

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2014, the Portfolio did not invest in derivative instruments.

4. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject

38	Liquid Reserves Portfolio 2014 Semi-Annual Report

Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal. In November 2013, the U.S. Court of Appeals for the Second Circuit issued a summary order affirming the dismissal of the case in its entirety. On November 26, 2013, Plaintiff filed a petition for panel rehearing and for rehearing en banc with the U.S. Court of Appeals for the Second Circuit. On January 13, 2014, the appeals court denied Plaintiff’s petition.

5. Recent accounting pronouncement

The Portfolio has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

Liquid Reserves Portfolio 2014 Semi-Annual Report	39

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 11-12, 2013, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Liquid Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Liquid Reserves, a series of Legg Mason Partners Money Market Trust, Western Asset Institutional Liquid Reserves, a series of Legg Mason Partners Institutional Trust, and Western Asset Premium Liquid Reserves, a series of Legg Mason Partners Premium Money Market Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

40	Liquid Reserves Portfolio

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for each Feeder Fund. The Board noted that each Feeder Fund’s performance was

Liquid Reserves Portfolio	41

Board approval of management and subadvisory agreements (unaudited) (cont’d)

the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Feeder Funds’ performance in light of overall financial market conditions.

The information comparing Western Asset Liquid Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as money market instrument funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1- and 3-year periods ended June 30, 2013 was at the median and that its performance for the 5- and 10-year periods ended June 30, 2013 was above the median.

The information comparing Western Asset Institutional Liquid Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2013 was above the median.

The information comparing Western Asset Premium Liquid Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as money market instrument funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1- and 3-year periods ended June 30, 2013 was at the median and that its performance for the 5- and 10-year periods ended June 30, 2013 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for each of the Feeder Funds. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

The Board also received and considered information comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual management fees paid by each Feeder Fund to the Manager (each, an “Actual Management Fee”) and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that each Feeder Fund’s expense information reflected both management fees

42	Liquid Reserves Portfolio

and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the Subadviser’s fee and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing each Feeder Fund’s Contractual Management Fee and its Actual Management Fee as well as its actual total expense ratio to its expense group, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as money market instrument funds or funds classified as institutional money market funds and chosen by Lipper to be comparable to the Feeder Fund, showed the following:

•

For Western Asset Liquid Reserves, the Contractual Management Fee was above the median, the Actual Management Fee was at the median, and the actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2015.

•

For Western Asset Institutional Liquid Reserves, the Contractual Management Fee was above the median, the Actual Management Fee was below the median, and the actual total expense ratio was below the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2015.

•

For Western Asset Premium Liquid Reserves, the Contractual Management Fee was below the median, the Actual Management Fee was above the median, and the actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2015.

Liquid Reserves Portfolio	43

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board considered that the Manager had previously agreed to institute breakpoints in the Contractual Management Fee for each of Western Asset Institutional Liquid Reserves and Western Asset Liquid Reserves, reflecting the potential for reducing the Contractual Management Fee for those Feeder Funds as they grow. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the asset levels of Western Asset Institutional Liquid Reserves and Western Asset Liquid Reserves.

The Board noted that Western Asset Institutional Liquid Reserves had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. The Board also noted that the Contractual Management Fee for Western Asset Institutional Liquid Reserves is approximately equivalent to the asset-weighted average of management fees paid by the other funds in the same Lipper investment classification/objective at all asset levels. The Board noted that for Western Asset Liquid Reserves, the Actual Management Fee was at the median of its expense group.

The Board also noted that although Western Asset Premium Liquid Reserves does not have breakpoints in its Contractual Management Fee, its Contractual Management Fee was below the median of its expense group.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

44	Liquid Reserves Portfolio

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

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ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 23, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2014